COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases	Annual minimum future rental commitments under these leases, at exchange rates in effect on December 31, 2012, are approximately as follows:
2013	$661
2014	541
2015	45

$1,247